Shareholders' equity and share-based payments - Capital increase reserved for Group employees (Details) - Capital increase reserved for employees				12 Months Ended
	Jun. 01, 2018	May 03, 2018 EUR (€) EquityInstruments item € / shares shares	Apr. 26, 2017 EUR (€) EquityInstruments item € / shares shares	Dec. 31, 2018 EUR (€) shares	Sep. 19, 2018 shares
Capital increase reserved for Group employees
Maximum period over which the Board of Directors can increase capital reserve to members of a company or group savings plan	26 months
Maximum capital increase reserved for employees (in shares)					18,000,000
Issuance of subscribed shares (in shares)		9,174,817	9,350,220	9,170,000
Common share nominal value (in Euros per shares) | € / shares		€ 2.50	€ 2.50
Price of subscription shares (in Euros per share) | €		€ 37.20	€ 38.10	€ 37.20
Issuance of shares granted as free shares (in shares)		180,072	181,970
Shares granted | EquityInstruments		6,784	10,393
Number of beneficiaries of free share grant | item		1,360	2,086
Period of presence condition for free share grant		5 years	5 years